Note 12 - Asset Retirement Obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation, Accretion Expense	$ 336	$ 350	$ 305
Asset Retirement Obligation, Revision of Estimate	$ 14,838	$ 34	$ 491